Long-Term Debt (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended		10 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Oct. 12, 2022	Sep. 25, 2019	Oct. 30, 2019	Dec. 31, 2021
Debt Instrument [Line Items]
Restricted cash	$ 31,574,000					$ 50,000,000
Weighted average interest rate	3.50%	3.10%
Interest Expense, Debt	$ 9,764,000	$ 9,531,000
$250 Million Senior Unsecured Notes due 2019 (2019 Notes) [Member]
Debt Instrument [Line Items]
Repayments of Notes Payable					$ 204,600,000
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	September 18, 2019
Debt Instrument, Face Amount	$ 675,000,000
Amount drawn down				$ 675,000,000
Debt Instrument, Description of Variable Rate Basis	U.S. LIBOR
Debt Instrument, Basis Spread on Variable Rate	3.00%
Line of Credit Facility, Collateral	six LNG vessels
Debt Instrument, Maturity Date, Description	five years
Line of credit facility, repayment installments	20
Debt Instrument, Frequency of Periodic Payment	quarterly
Debt Instrument, Covenant Compliance	As of June 30, 2022, the Partnership was in compliance with all financial covenants and non-financial covenants prescribed in its $675 Million Credit Facility
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Restricted cash	$ 50,000,000
$480 Million Senior Secured Term Loan Facility (Term Loan B) [Member]
Debt Instrument [Line Items]
Repayments of Debt				$ 470,400,000
Supplemental Agreement to the $675 Million Credit Facility and a Deed of Retirement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Oct. 11, 2022
Line of Credit Facility, Prepayment Amount			$ 18,730,000
Line of Credit Facility, Prepayment Date			October 12, 2022